Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Millions		3 Months Ended
		Mar. 31, 2019	Mar. 31, 2018
Operating Activities
Net income (loss) including noncontrolling interests		$ (677)	$ 526
Net income		(680)	503
Adjustments to reconcile net income (loss) including noncontrolling interests to net cash provided by operating activities:
Depreciation, depletion and amortization (including nuclear fuel)		734	572
Deferred income taxes and investment tax credits		106	131
Provision for refunds and rate credits to electric utility customers		988	215
Impairment of assets and other charges		835
Net (gains) losses on nuclear decommissioning trust funds and other investments		(271)	25
Revision to future ash pond and landfill closure costs		(113)
Other adjustments		(11)	(56)
Changes in:
Accounts receivable		153	47
Inventories		53	104
Deferred fuel and purchased gas costs, net		27	(264)
Prepayments		89	(3)
Accounts payable		(284)	(57)
Accrued interest, payroll and taxes		(329)	(103)
Customer deposits		(35)	101
Margin deposit assets and liabilities		93	(33)
Other operating assets and liabilities		(187)	27
Net cash provided by operating activities		1,171	1,232
Investing Activities
Plant construction and other property additions (including nuclear fuel)		(1,002)	(1,103)
Cash and restricted cash acquired in the SCANA Combination		389
Acquisition of solar development projects		(29)	(7)
Proceeds from sales of securities		506	419
Purchases of securities		(494)	(453)
Proceeds from sales of assets and equity method investments		154
Contributions to equity method affiliates		(69)	(87)
Other		(7)	48
Net cash used in investing activities		(552)	(1,183)
Financing Activities
Issuance (repayment) of short-term debt, net		1,905	(585)
Issuance of short-term notes			950
Repayment of credit facility borrowings		(113)
Repayment of long-term debt, including redemption premiums		(2,217)	(1,180)
Issuance of long-term debt		600	950
Issuance of common stock		247	581
Common dividend payments		(733)	(544)
Other		(72)	(72)
Net cash provided by (used in) financing activities		(383)	100
Increase (decrease) in cash, restricted cash and equivalents		236	149
Cash, restricted cash and equivalents at beginning of period		391	185
Cash, restricted cash and equivalents at end of period		627	334
Significant noncash investing and financing activities:
Accrued capital expenditures	[1],[2],[3]	201	175
Virginia Electric and Power Company
Operating Activities
Net income		20	184
Adjustments to reconcile net income (loss) including noncontrolling interests to net cash provided by operating activities:
Depreciation, depletion and amortization (including nuclear fuel)		346	343
Deferred income taxes and investment tax credits		(49)	83
Impairment of assets and other charges		546
Revision to future ash pond and landfill closure costs		(113)
Provision for rate credits to customers			215
Other adjustments		(39)	(1)
Changes in:
Accounts receivable		62	78
Affiliated receivables and payables		(63)	(59)
Inventories		(19)	54
Deferred fuel and purchased gas costs, net		24	(328)
Prepayments		(2)	(11)
Accounts payable		(33)	3
Accrued interest, payroll and taxes		15	(5)
Other operating assets and liabilities		(66)	(26)
Net realized and unrealized changes related to derivative activities		14	49
Net cash provided by operating activities		643	579
Investing Activities
Plant construction and other property additions (including nuclear fuel)		(563)	(570)
Purchases of nuclear fuel		(11)	(46)
Acquisition of solar development projects		(27)
Proceeds from sales of securities		253	218
Purchases of securities		(269)	(235)
Other		(3)	(6)
Net cash used in investing activities		(620)	(639)
Financing Activities
Issuance (repayment) of short-term debt, net		281	(116)
Issuance (repayment) of affiliated current borrowings, net		(200)	(22)
Repayment of long-term debt, including redemption premiums			(350)
Issuance of long-term debt			700
Common dividend payments		(118)	(154)
Other		(1)	(6)
Net cash provided by (used in) financing activities		(38)	52
Increase (decrease) in cash, restricted cash and equivalents		(15)	(8)
Cash, restricted cash and equivalents at beginning of period		38	24
Cash, restricted cash and equivalents at end of period		23	16
Significant noncash investing and financing activities:
Accrued capital expenditures	[2]	117	104
Dominion Energy Gas Holdings, LLC
Operating Activities
Net income (loss) including noncontrolling interests		226	213
Net income		190	180
Adjustments to reconcile net income (loss) including noncontrolling interests to net cash provided by operating activities:
Gains on sales of assets			(44)
Depreciation, depletion and amortization (including nuclear fuel)		113	84
Deferred income taxes and investment tax credits		21	110
Other adjustments		4	(5)
Changes in:
Accounts receivable		(32)	(25)
Affiliated receivables and payables		(26)	92
Inventories		(20)	(11)
Prepayments		33	(135)
Accounts payable		(23)	(42)
Accrued interest, payroll and taxes		(40)	(33)
Pension and other postretirement benefits		(35)	(36)
Customer deposits		(32)	99
Other operating assets and liabilities		(14)	22
Net cash provided by operating activities		175	289
Investing Activities
Plant construction and other property additions (including nuclear fuel)		(150)	(291)
Proceeds from assignments of shale development rights			44
Other		(1)	(5)
Net cash used in investing activities		(151)	(252)
Financing Activities
Issuance (repayment) of short-term debt, net		270	(15)
Issuance (repayment) of affiliated current borrowings, net		(145)	106
Repayment of credit facility borrowings		(73)
Issuance of affiliated long-term debt		395
Repayment of long-term debt, including redemption premiums		(300)	(250)
Issuance of long-term debt			250
Net proceeds from sale of Dominion Energy Midstream Common Units			4
Contributions from Domionion Energy			25
Common dividend payments		(159)	(47)
Other		(1)	(23)
Net cash provided by (used in) financing activities		(13)	71
Increase (decrease) in cash, restricted cash and equivalents		11	108
Cash, restricted cash and equivalents at beginning of period		198	57
Cash, restricted cash and equivalents at end of period		209	165
Significant noncash investing and financing activities:
Accrued capital expenditures	[2]	$ 31	$ 56

[1]	See Note 16 for noncash financing activities related to the acquisition of the public interest in Dominion Energy Midstream.
[2]	See Note 2 for noncash investing and financing activities related to the adoption of a new accounting standard for leasing arrangements.
[3]	See Note 3 for noncash investing and financing activities related to the SCANA Combination.